UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
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Address:   280 Park Avenue, 27th Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11909
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca             New York, NY                8/1/2006
       ------------------------   --------------------------  ---------------
             [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             12
                                               -------------

Form 13F Information Table Value Total:            57,095
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

     ANGLO AMERN PLC               ADR             03485P102     652   31,900  SH          SOLE                31,900    0        0
     COMPANIA ANONIMA NACIONL TEL  SPON ADR D      204421101     218   11,100  SH          SOLE                11,100    0        0
     CEMEX S A                     SPON ADR 5 ORD  151290889     467    8,200  SH          SOLE                 8,200    0        0
     CREDICORP LTD                 COM             G2519Y108   8,910  297,400  SH          SOLE               297,400    0        0
     GOLD FIELDS LTD               SPONSORED ADR   38059T106     744   32,500  SH          SOLE                32,500    0        0
     ISHARES INC                   MSCI MEXICO     464286822   8,207  221,872  SH          SOLE               221,872    0        0
     PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408  10,842  121,400  SH          SOLE               121,400    0        0
     PETROCHINA CO LTD             SPONSORED ADR   71646E100     227    2,100  SH          SOLE                 2,100    0        0
     PHILIPPINE LONG DISTANCE TEL  SPONSORED ADR   718252604   1,867   54,086  SH          SOLE                54,086    0        0
     SASOL LTD                     SPONSORED ADR   803866300   9,579  247,900  SH          SOLE               247,900    0        0
     TAMSA                         SP ADR REP PFD  87484D103  15,169  557,701  SH          SOLE               557,701    0        0
     UNIBANCO-UNIAO DE BANCOS BRA  GDR REP PFD UT  90458E107     212    3,200  SH          SOLE                 3,200    0        0


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